                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08697

                         AIM Special Opportunities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Item 1.  Schedule of Investments.

                            AIM OPPORTUNITIES I FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                              Your goals.
                                                           Our solutions.(R)
                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   OPP1-QTR-1 7/06   A I M Advisors, Inc.

AIM OPPORTUNITIES I FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES        VALUE
                                                       ---------   ------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-119.70%
AEROSPACE & DEFENSE-1.25%
General Dynamics Corp.                                    22,640   $  1,517,333
Rockwell Collins, Inc.                                    14,970        798,949
                                                                   ------------
                                                                      2,316,282
                                                                   ------------
AIR FREIGHT & LOGISTICS-0.66%
EGL, Inc.(a)                                              27,768      1,219,293
AIRLINES-0.68%
Continental Airlines,
   Inc.-Class B(a)                                        28,669        755,142
US Airways Group, Inc.(a)                                 10,983        501,813
                                                                   ------------
                                                                      1,256,955
                                                                   ------------
APPAREL RETAIL-4.82%
AnnTaylor Stores Corp.(a)                                 13,278        545,195
Buckle, Inc. (The)                                        23,463        931,481
Cato Corp. (The)-Class A                                  91,579      2,227,201
Christopher & Banks Corp.                                 21,546        607,382
Dress Barn, Inc. (The)(a)                                 76,631      1,653,697
Genesco Inc.(a)                                            9,176        248,394
Gymboree Corp. (The)(a)                                   30,429      1,019,980
Shoe Carnival, Inc.(a)                                    12,224        268,806
Stage Stores, Inc.                                        13,005        385,728
Tween Brands, Inc.(a)                                     13,779        512,854
United Retail Group, Inc.(a)                              36,301        523,461
                                                                   ------------
                                                                      8,924,179
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-0.55%
Kellwood Co.                                              38,296      1,012,929
APPLICATION SOFTWARE-2.69%
Ansoft Corp.(a)                                           42,804        889,467
Aspen Tecnology, Inc.(a)                                  49,509        598,564
Blackbaud, Inc.                                           11,100        231,546
FactSet Research Systems Inc.                             47,483      2,084,504
Intervoice, Inc.(a)                                       67,200        424,704
Sonic Solutions(a)                                        15,368        218,379
SPSS Inc.(a)                                              19,780        534,653
                                                                   ------------
                                                                      4,981,817
                                                                   ------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.33%
Nuveen Investments-Class A                                25,224      1,197,888
Patriot Capital Funding Inc.                              95,728      1,093,214
SEI Investments Co.                                          203          9,918
U.S. Global Investors, Inc.-Class A (a)                    7,759        152,154
                                                                   ------------
                                                                      2,453,174
                                                                   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
AUTO PARTS & EQUIPMENT-0.83%
Aftermarket Technology Corp.(a)                           56,717   $  1,239,834
Tenneco Inc.(a)                                           12,566        291,908
                                                                   ------------
                                                                      1,531,742
                                                                   ------------
AUTOMOBILE MANUFACTURERS-0.27%
Thor Industries, Inc.                                     11,700        501,228
AUTOMOTIVE RETAIL-1.09%
Group 1 Automotive, Inc.                                  28,809      1,766,568
Sonic Automotive, Inc.                                    10,593        243,639
                                                                   ------------
                                                                      2,010,207
                                                                   ------------
BIOTECHNOLOGY-0.91%
Alkermes, Inc.(a)                                         36,645        628,828
Enzon Pharmaceuticals, Inc.(a)                            25,633        205,320
ImClone Systems Inc.(a)                                   13,879        451,068
Savient Pharmaceuticals Inc.(a)                           67,675        399,283
                                                                   ------------
                                                                      1,684,499
                                                                   ------------
BUILDING PRODUCTS-0.40%
Insteel Industries, Inc.                                  14,836        307,105
PW Eagle, Inc.                                            14,600        424,130
                                                                   ------------
                                                                        731,235
                                                                   ------------
CASINOS & GAMING-0.58%
Dover Downs Gaming &
   Entertainment, Inc.                                    67,113      1,077,164
CATALOG RETAIL-0.65%
Blair Corp.                                               49,073      1,198,363
COMMERCIAL PRINTING-2.21%
Consolidated Graphics, Inc.(a)                            16,320        802,781
Harland (John H.) Co.                                     83,363      3,276,999
                                                                   ------------
                                                                      4,079,780
                                                                   ------------
COMMODITY CHEMICALS-1.77%
Lyondell Chemical Co.                                     81,678      1,818,969
Westlake Chemical Corp.                                   53,293      1,460,228
                                                                   ------------
                                                                      3,279,197
                                                                   ------------
COMMUNICATIONS EQUIPMENT-3.39%
CommScope, Inc.(a)                                        35,645      1,113,193
Comtech Telecommunications Corp.(a)                        6,679        185,409
Digi International Inc.(a)                                14,829        185,511
Ditech Networks, Inc.(a)                                  57,300        465,276
EMS Technologies, Inc.(a)                                 74,381      1,145,468
Harris Corp.                                               9,867        449,442
Loral Space & Communications Inc.(a)                      17,101        472,159
NETGEAR, Inc.(a)                                          25,789        499,017
QUALCOMM Inc.                                             27,485        969,121

AIM OPPORTUNITIES I FUND

                                                         SHARES        VALUE
                                                       ---------   ------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)
Symmetricom, Inc.(a)                                      26,126   $    184,972
UTStarcom, Inc.(a)                                        72,307        600,871
                                                                   ------------
                                                                      6,270,439
                                                                   ------------
COMPUTER HARDWARE-0.80%
Hewlett-Packard Co.                                       46,354      1,479,156
COMPUTER STORAGE & PERIPHERALS-1.47%
Brocade Communications Systems, Inc.(a)                   82,022        513,458
Komag, Inc.(a)                                            37,554      1,438,694
Rimage Corp.(a)                                           31,859        775,766
                                                                   ------------
                                                                      2,727,918
                                                                   ------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-2.26%
Cummins Inc.                                              21,419      2,506,023
Navistar International Corp.(a)                           24,656        551,308
PACCAR Inc.                                               13,867      1,119,760
                                                                   ------------
                                                                      4,177,091
                                                                   ------------
CONSUMER FINANCE-0.36%
ASTA Funding, Inc.                                         8,901        297,204
Rewards Network Inc.(a)                                   82,329        370,481
                                                                   ------------
                                                                        667,685
                                                                   ------------
DATA PROCESSING & OUTSOURCED
   SERVICES-2.51%
Computer Sciences Corp.(a)                                 4,828        252,939
Gevity HR, Inc.                                           11,905        264,410
Global Payments Inc.                                      35,448      1,507,958
Lightbridge, Inc.(a)                                      34,831        402,298
MoneyGram International, Inc.                             27,200        833,680
Paychex, Inc.                                             40,338      1,378,753
                                                                   ------------
                                                                      4,640,038
                                                                   ------------
DEPARTMENT STORES-0.62%
J.C. Penney Co., Inc.                                      9,482        596,987
Nordstrom, Inc.                                            8,401        288,154
Sears Holdings Corp.(a)                                    1,864        255,834
                                                                   ------------
                                                                      1,140,975
                                                                   ------------
DIVERSIFIED CHEMICALS-2.39%
Ashland Inc.                                              36,387      2,420,099
Eastman Chemical Co.                                      40,403      2,005,201
                                                                   ------------
                                                                      4,425,300
                                                                   ------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-1.82%
Advisory Board Co. (The)(a)                               11,523        533,860
CBIZ, Inc.(a)                                             52,037        384,033
Cornell Companies, Inc.(a)                                22,585        372,427
Corporate Executive Board Co. (The)                        6,614        621,716
Geo Group Inc. (The)(a)                                   26,485      1,091,712
PHH Corp.(a)                                              14,641        366,171
                                                                   ------------
                                                                      3,369,919
                                                                   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
DIVERSIFIED METALS & MINING-0.20%
AMCOL International Corp.                                 16,203   $    375,423
EDUCATION SERVICES-0.40%
Bright Horizons Family Solutions, Inc.(a)                 19,253        740,278
ELECTRIC UTILITIES-1.00%
Allegheny Energy, Inc.(a)                                  6,348        260,585
Cleco Corp.                                               64,020      1,582,575
                                                                   ------------
                                                                      1,843,160
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.18%
Genlyte Group Inc. (The)(a)                                4,679        325,424
ELECTRONIC EQUIPMENT MANUFACTURERS-0.40%
PAR Technology Corp.(a)                                   55,868        458,118
Planar Systems Inc.(a)                                    27,352        288,837
                                                                   ------------
                                                                        746,955
                                                                   ------------
ELECTRONIC MANUFACTURING
   SERVICES-0.22%
Plexus Corp.(a)                                           16,570        412,924
ENVIRONMENTAL & FACILITIES
   SERVICES-0.15%
Covanta Holding Corp.(a)                                  15,501        273,593
FOOD DISTRIBUTORS-0.21%
Spartan Stores, Inc.(a)                                   26,195        392,925
FOOD RETAIL-0.24%
Great Atlantic & Pacific Tea Co., Inc. (The)              19,048        452,390
FOOTWEAR-0.26%
Deckers Outdoor Corp.(a)                                  11,394        485,840
GAS UTILITIES-2.99%
Energen Corp.                                             64,921      2,766,933
South Jersey Industries, Inc.                             93,073      2,761,476
                                                                   ------------
                                                                      5,528,409
                                                                   ------------
GENERAL MERCHANDISE STORES-0.51%
Conn's, Inc.(a)                                           36,953        950,431
HEALTH CARE EQUIPMENT-3.87%
Abaxis, Inc.(a)                                           30,407        689,327
Biosite Inc.(a)                                           19,116        745,142
Candela Corp.(a)                                          11,908        185,765
Cutera, Inc.(a)                                           21,137        466,282
Datascope Corp.                                            7,752        238,219
Integra LifeSciences Holdings(a)                          22,819        841,108
Kensey Nash Corp.(a)                                      24,848        702,204
Meridian Bioscience, Inc.                                 34,527        725,067
Palomar Medical Technologies, Inc.(a)                     14,978        570,512
SurModics, Inc.(a)                                        14,548        520,091
Thoratec Corp.(a)                                         26,525        366,045

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES I FUND

                                                         SHARES        VALUE
                                                       ---------   ------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Zoll Medical Corp.(a)                                     31,439   $  1,105,395
                                                                   ------------
                                                                      7,155,157
                                                                   ------------
HEALTH CARE FACILITIES-0.27%
Odyssey Healthcare, Inc.(a)                               27,375        493,024
HEALTH CARE SUPPLIES-0.69%
Immucor, Inc.(a)                                          29,676        590,849
Medical Action Industries Inc.(a)                         10,191        225,934
OraSure Technologies, Inc.(a)                             49,279        460,266
                                                                   ------------
                                                                      1,277,049
                                                                   ------------
HEALTH CARE TECHNOLOGY-0.69%
Computer Programs and Systems, Inc.                       34,818      1,284,436
HOMEBUILDING-0.66%
Cavco Industries, Inc.(a)                                 37,159      1,216,957
HOMEFURNISHING RETAIL-0.64%
Haverty Furniture Cos., Inc.                              36,992        570,047
Select Comfort Corp.(a)                                   30,094        606,394
                                                                   ------------
                                                                      1,176,441
                                                                   ------------
HOTELS, RESORTS & CRUISE LINES-0.67%
Choice Hotels International, Inc.                         29,216      1,245,186
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.93%
Administaff, Inc.                                          6,343        200,502
Labor Ready, Inc.(a)                                      24,250        395,518
Robert Half International Inc.                            15,176        491,095
Volt Information Sciences, Inc.(a)                        15,051        638,162
                                                                   ------------
                                                                      1,725,277
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.25%
TXU Corp.                                                 35,954      2,309,325
INDUSTRIAL CONGLOMERATES-1.25%
3M Co.                                                    32,719      2,303,418
INDUSTRIAL MACHINERY-3.58%
Eaton Corp.                                               34,949      2,240,231
Kennametal Inc.                                            9,962        530,476
Nordson Corp.                                             50,550      2,300,025
Tennant Co.                                                3,230         76,777
Timken Co. (The)                                          46,009      1,481,490
                                                                   ------------
                                                                      6,628,999
                                                                   ------------
INTEGRATED OIL & GAS-0.15%
NGP Capital Resources Co.                                 20,467        276,714
INTEGRATED TELECOMMUNICATION SERVICES-1.27%
CenturyTel, Inc.                                          39,454      1,521,741
Cincinnati Bell Inc.(a)                                  205,099        822,447
                                                                   ------------
                                                                      2,344,188
                                                                   ------------
INTERNET SOFTWARE & SERVICES-1.80%
Digital River, Inc.(a)                                     5,759        258,234

                                                         SHARES        VALUE
                                                       ---------   ------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)
EarthLink, Inc.(a)                                       121,978   $    879,461
j2 Global Communications, Inc.(a)                          7,933        222,124
Knot, Inc. (The)(a)                                       22,403        427,001
RealNetworks, Inc. (a)                                    46,372        463,256
TheStreet.com, Inc.                                       25,762        242,678
United Online, Inc.                                       77,144        841,641
                                                                   ------------
                                                                      3,334,395
                                                                   ------------
INVESTMENT BANKING & BROKERAGE-0.90%
Lehman Brothers Holdings Inc.                             21,074      1,368,756
SWS Group, Inc.                                           11,697        304,941
                                                                   ------------
                                                                      1,673,697
                                                                   ------------
IT CONSULTING & OTHER SERVICES-1.10%
Accenture Ltd.-Class A                                    40,682      1,190,355
Sykes Enterprises, Inc.(a)                                52,097        850,223
                                                                   ------------
                                                                      2,040,578
                                                                   ------------
LEISURE PRODUCTS-0.37%
JAKKS Pacific, Inc.(a)                                    41,828        689,744
LIFE & HEALTH INSURANCE-1.41%
Penn Treaty American Corp.(a)                             69,633        488,824
Presidential Life Corp.                                   10,602        255,932
Prudential Financial, Inc.                                23,785      1,870,452
                                                                   ------------
                                                                      2,615,208
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES-1.17%
Applera Corp.-Applied Biosystems Group                    22,046        708,779
Dionex Corp.(a)                                           14,633        809,937
Molecular Devices Corp.(a)                                 9,125        210,696
Techne Corp.(a)                                            8,637        429,172
                                                                   ------------
                                                                      2,158,584
                                                                   ------------
MANAGED HEALTH CARE-4.95%
Aetna Inc.                                                20,869        657,165
AMERIGROUP Corp.(a)                                       10,015        291,437
CIGNA Corp.                                                5,913        539,561
Coventry Health Care, Inc.(a)                              8,337        439,360
Humana Inc.(a)                                            31,728      1,774,547
Magellan Health Services, Inc.(a)                         14,039        674,855
Molina Healthcare Inc.(a)                                 28,679        950,422
Sierra Health Services, Inc.(a)                           26,283      1,134,900
UnitedHealth Group Inc.                                   39,828      1,904,973
WellCare Health Plans Inc.(a)                             16,053        787,560
                                                                   ------------
                                                                      9,154,780
                                                                   ------------
MARINE-2.01%
Genco Shipping & Trading Ltd. (United Kingdom)            24,117        479,928
Overseas Shipholding Group, Inc.                          50,387      3,244,419
                                                                   ------------
                                                                      3,724,347
                                                                   ------------
MOVIES & ENTERTAINMENT-0.95%
Word Wrestling Entertainment, Inc.                       108,207      1,765,938

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES I FUND

                                                         SHARES        VALUE
                                                       ---------   ------------
MULTI-UTILITIES-0.44%
MDU Resources Group, Inc.                                 33,309   $    821,067
OIL & GAS EQUIPMENT & SERVICES-1.42%
Hydril(a)                                                  3,196        221,387
NS Group, Inc.(a)                                          7,796        394,322
Schlumberger Ltd.                                          2,620        175,147
Tidewater Inc.                                             9,529        454,629
Trico Marine Services, Inc.(a)                            21,010        770,016
W-H Energy Services, Inc.(a)                              11,199        616,169
                                                                   ------------
                                                                      2,631,670
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION-1.86%
Arena Resources, Inc.(a)                                  20,131        744,847
Exploration Co. of Delaware (The)(a)                      26,410        319,561
Harvest Natural Resources, Inc.(a)                        87,979      1,230,826
Parallel Petroleum Corp.(a)                               18,560        463,258
VAALCO Energy, Inc.(a)                                    75,275        684,250
                                                                   ------------
                                                                      3,442,742
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION-1.35%
OMI Corp.                                                 67,575      1,490,705
Suburban Propane Partners, L.P.                           25,394        844,604
TC Pipelines, L.P.                                         5,180        169,334
                                                                   ------------
                                                                      2,504,643
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.09%
Prospect Energy Corp.                                      9,824        159,247
PACKAGED FOODS & MEATS-1.41%
Premium Standard Farms, Inc.                              64,761      1,094,461
Seaboard Corp.                                             1,322      1,507,080
                                                                   ------------
                                                                      2,601,541
                                                                   ------------
PHARMACEUTICALS-1.41%
Alpharma Inc.-Class A                                     22,567        509,563
Bradley Pharmaceuticals, Inc.(a)                          48,903        495,876
CNS, Inc.                                                 36,033        818,670
Matrixx Initiatives, Inc.(a)                              19,632        304,689
Sciele Pharma, Inc.(a)                                    23,318        476,620
                                                                   ------------
                                                                      2,605,418
                                                                   ------------
PROPERTY & CASUALTY INSURANCE-6.74%
Assured Guaranty Ltd.                                      4,368        111,384
Donegal Group Inc.-Class A                                47,126        915,187
FPIC Insurance Group, Inc.(a)                             44,021      1,701,412
Harleysville Group Inc.                                   66,517      2,110,584
Infinity Property & Casualty Corp.                        54,144      2,224,777
Safety Insurance Group, Inc.                              78,488      4,164,573
Seabright Insurance Holdings(a)                           37,595        488,735
United America Indemnity, Ltd.-
   Class A (Cayman Islands)(a)                            17,033        353,265
Zenith National Insurance Corp.,                          10,247        409,675
                                                                   ------------
                                                                     12,479,592
                                                                   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
PUBLISHING-1.67%
McGraw-Hill Cos., Inc. (The)                              47,425   $  2,670,028
Private Media Group, Inc.(a)                              93,369        418,293
                                                                   ------------
                                                                      3,088,321
                                                                   ------------
REGIONAL BANKS-3.77%
Columbia Banking System, Inc.                             25,364        792,118
Community Trust Bancorp, Inc.                             20,184        742,771
Farmers Capital Bank Corp.                                 7,207        230,408
First BanCorp.                                           100,835        956,924
First Community Bancorp                                   25,379      1,392,799
FNB Corp.                                                 12,644        472,886
R&G Financial Corp.-Class B (Puerto Rico)                168,464      1,398,251
Sterling Financial Corp.                                  17,556        379,736
Virginia Financial Group, Inc.                            13,919        584,598
Wilshire Bancorp, Inc.                                     1,134         21,399
                                                                   ------------
                                                                      6,971,890
                                                                   ------------
REINSURANCE-1.30%
Endurance Specialty Holdings Ltd.                         52,938      1,607,198
IPC Holdings, Ltd.                                        20,867        599,926
Max Re Capital Ltd.                                        9,092        204,570
                                                                   ------------
                                                                      2,411,694
                                                                   ------------
RESTAURANTS-1.28%
Buffalo Wild Wings Inc.(a)                                16,436        529,732
IHOP Corp.                                                12,140        551,885
Papa John's International, Inc.(a)                        35,466      1,139,877
Ruth's Chris Steak House, Inc.(a)                          8,357        148,337
                                                                   ------------
                                                                      2,369,831
                                                                   ------------
RETAIL REIT'S-0.24%
Getty Realty Corp.                                        15,719        449,249
SEMICONDUCTOR EQUIPMENT-0.99%
Amkor Technology, Inc.(a)                                 31,965        197,544
Lam Research Corp.(a)                                     30,278      1,259,262
Mattson Technology, Inc.(a)                               45,681        371,843
                                                                   ------------
                                                                      1,828,649
                                                                   ------------
SEMICONDUCTORS-2.19%
Advanced Micro Devices, Inc.(a)                           17,417        337,716
Hittite Microwave Corp.(a)                                 5,956        242,707
Intel Corp.                                               26,492        476,856
IXYS Corp.(a)                                             18,276        171,794
Linear Technology Corp.                                   40,135      1,298,367
Maxim Integrated Products, Inc.                           14,106        414,434
MoSys, Inc.(a)                                            22,407        160,882
National Semiconductor Corp.                              25,721        598,271
OmniVision Technologies, Inc.(a)                          18,836        357,884
                                                                   ------------
                                                                      4,058,911
                                                                   ------------
SPECIALIZED CONSUMER SERVICES-1.31%
Jackson Hewitt Tax Service Inc.                           71,004      2,423,366
SPECIALIZED FINANCE-2.47%
CIT Group, Inc.                                           35,178      1,615,022
Medallion Financial Corp.                                 85,217      1,043,056

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES I FUND

                                                         SHARES        VALUE
                                                       ---------   ------------
SPECIALIZED FINANCE-(CONTINUED)
Moody's Corp.                                             34,977   $  1,919,538
                                                                   ------------
                                                                      4,577,616
                                                                   ------------
SPECIALTY STORES-0.00%
Big 5 Sporting Goods Corp.                                   100          1,943
STEEL-4.90%
Chaparral Steel Co.(a)                                     7,764        544,955
Commercial Metals Co.                                    134,078      3,042,230
Great Northern Iron Ore Properties                        12,456      1,398,186
Mesabi Trust                                              84,848      1,627,385
Metal Management, Inc.                                    14,980        426,630
Nucor Corp.                                                3,035        161,371
Olympic Steel, Inc.                                       23,478        825,721
Oregon Steel Mills, Inc.(a)                               15,157        700,860
Steel Dynamics, Inc.                                       5,879        341,099
                                                                   ------------
                                                                      9,068,437
                                                                   ------------
TECHNOLOGY DISTRIBUTORS-0.47%
SYNNEX Corp.(a)                                           41,932        862,961
THRIFTS & MORTGAGE FINANCE-7.02%
Beverly Hills Bancorp Inc.                               102,451        929,231
Camco Financial Corp.                                     18,155        245,093
Corus Bankshares, Inc.                                   116,492      2,689,800
Downey Financial Corp.                                    36,205      2,402,202
First Niagara Financial Group, Inc.                      225,840      3,304,039
Fremont General Corp.                                     57,667      1,023,589
Harbor Florida Bancshares, Inc.                           23,200      1,025,904
Rome Bancorp, Inc.                                        14,080        179,520
TierOne Corp.                                             22,433        763,171
Triad Guaranty Inc.(a)                                     8,497        423,830
                                                                   ------------
                                                                     12,986,379
                                                                   ------------
TOBACCO-2.34%
Loews Corp - Carolina Group                               20,630      1,183,749
Reynolds American Inc.                                    19,388      2,458,011
UST Inc.                                                  13,774        696,276
                                                                   ------------
                                                                      4,338,036
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS-0.55%
MSC Industrial Direct Co., Inc.-Class A                   12,895        531,661
UAP Holding Corp.                                         14,413        283,936
United Rentals, Inc.(a)                                    7,149        199,600
                                                                   ------------
                                                                      1,015,197
                                                                   ------------
TRUCKING-0.83%
Con-way Inc.                                              25,222      1,247,985
Laidlaw International Inc.(a)                             10,866        287,949
                                                                   ------------
                                                                      1,535,934
                                                                   ------------
   Total Common Stocks & Other Equity Interests
      (Cost $217,253,103)                                           221,512,093
                                                                   ------------
MONEY MARKET FUNDS-6.04%
Liquid Assets Portfolio-Institutional Class(b)         5,588,716      5,588,716

                                                         SHARES        VALUE
                                                       ---------   ------------
Premier Portfolio-Institutional Class (b)              5,588,716   $  5,588,716
   Total Money Market Funds
      (Cost $11,177,432)                                             11,177,432
                                                                   ------------
TOTAL INVESTMENTS-125.74%
   (Cost $228,430,535)                                              232,689,525
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(25.74)%                              (47,629,081)
                                                                   ------------
NET ASSETS-100.00%                                                 $185,060,444
                                                                   ------------
SECURITIES SOLD SHORT
COMMON STOCKS-23.44%(C)
AEROSPACE & DEFENSE-0.47%
Hexcel Corp.                                              15,900   $    228,483
L-3 Communications Holdings, Inc.                          8,600        633,390
                                                                   ------------
                                                                        861,873
                                                                   ------------
AUTOMOBILE MANUFACTURERS-0.36%
Ford Motor Co.                                           100,700        671,669
CATALOG RETAIL-0.27%
ValueVision International, Inc.-Class A                   46,800        503,568
COMMERCIAL PRINTING-0.36%
Deluxe Corp.                                              39,600        673,200
COMPUTER & ELECTRONICS RETAIL-0.95%
RadioShack Corp.                                         108,100      1,747,977
CONSTRUCTION & ENGINEERING-1.24%
Fluor Corp.                                               26,200      2,301,146
CONSUMER FINANCE-3.10%
American Express Co.                                      32,500      1,691,950
SLM Corp.                                                 40,100      2,017,030
Student Loan Corp. (The)                                  11,300      2,031,175
                                                                   ------------
                                                                      5,740,155
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES-1.49%
Automatic Data Processing, Inc.                           16,700        730,792
First Data Corp.                                          49,600      2,026,160
                                                                   ------------
                                                                      2,756,952
                                                                   ------------
ELECTRIC UTILITIES-2.57%
IDACORP, Inc.                                             11,400        424,992
Northeast Utilities                                      135,400      3,032,960
Reliant Energy Inc.                                      103,449      1,301,388
                                                                   ------------
                                                                      4,759,340
                                                                   ------------
GAS UTILITIES-0.12%
Peoples Energy Corp.                                       5,400        227,934
HEALTH CARE DISTRIBUTORS-1.15%
Patterson Cos. Inc.                                       64,100      2,131,966
HEALTH CARE EQUIPMENT-1.52%
Conceptus Inc.                                            42,100        636,131
Conor Medsystems, Inc.                                    44,400      1,229,880
Stereotaxis Inc.                                         110,800        947,340
                                                                   ------------
                                                                      2,813,351
                                                                   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES I FUND

                                                         SHARES        VALUE
                                                       ---------   ------------
HEALTH CARE FACILITIES-1.15%
Health Management Associates,
   Inc.-Class A                                           63,100   $  1,282,823
Tenet Healthcare Corp.                                   143,600        850,112
                                                                   ------------
                                                                      2,132,935
                                                                   ------------
HEALTH CARE SERVICES-1.04%
DaVita, Inc.                                              22,700      1,135,454
Medco Health Solutions, Inc.                              13,404        795,259
                                                                   ------------
                                                                      1,930,713
                                                                   ------------
HOMEBUILDING-0.89%
Lennar Corp.-Class A                                      11,300        505,449
Levitt Corp.-Class A                                     102,900      1,146,306
                                                                   ------------
                                                                      1,651,755
                                                                   ------------
HOMEFURNISHING RETAIL-1.00%
Cost Plus, Inc.                                          136,300      1,838,687
IT CONSULTING & OTHER SERVICES-2.06%
SRA International, Inc.-Class A                           84,200      2,036,798
Unisys Corp.                                             347,200      1,777,664
                                                                   ------------
                                                                      3,814,462
                                                                   ------------
MULTI-UTILITIES-2.19%
NiSource Inc.                                            108,100      2,459,275
TECO Energy, Inc.                                         99,800      1,590,812
                                                                   ------------
                                                                      4,050,087
                                                                   ------------
PACKAGED FOODS & MEATS-0.59%
Tyson Foods, Inc.-Class A                                 76,400      1,081,060
WIRELESS TELECOMMUNICATION SERVICES-0.92%
Crown Castle International Corp.                          48,125      1,695,444
                                                                   ------------
   Total Securities Sold Short
      (Total Proceeds $45,976,623)                                 $ 43,384,274
                                                                   ============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $45,016,718 which represents 103.76% of the value of securities sold short.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES I FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM OPPORTUNITIES I FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM OPPORTUNITIES I FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                            VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/05      AT COST      FROM SALES    (DEPRECIATION)     07/31/06     INCOME    GAIN (LOSS)
----                     -----------   -----------   ------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $10,830,012   $40,297,333   $(45,538,629)        $--        $ 5,588,716   $169,612       $--
Premier Portfolio-
   Institutional Class            --     9,098,055     (3,509,339)         --          5,588,716     28,244        --
STIC Prime
   Portfolio-
   Institutional Class    10,830,012    37,261,030    (48,091,042)         --                 --    142,282        --
                         -----------   -----------   ------------         ---        -----------   --------       ---
TOTAL                    $21,660,024   $86,656,418   $(97,139,010)        $--        $11,177,432   $340,138       $--
                         ===========   ===========   ============         ===        ===========   ========       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $194,007,513 and $284,518,189, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                               $ 18,549,525
   Securities sold short                                  5,032,403
Aggregate unrealized (depreciation) of:
   Investment securities                                (14,319,003)
   Securities sold short                                 (2,440,054)
                                                       ------------
Net unrealized appreciation of investment securities   $  6,822,871
                                                       ============

Cost of investments for tax purposes is $228,459,003.

Proceeds from securities sold short are the same for tax and financial statement purposes.

                           AIM OPPORTUNITIES II FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006



                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--




AIMinvestments.com                 OPP2-QTR-1   7/06        A I M Advisors, Inc.

AIM OPPORTUNITIES II FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)


                                                              SHARES               VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--119.82%

AEROSPACE & DEFENSE--1.85%

General Dynamics Corp.                                        18,058       $     1,210,247
-------------------------------------------------------------------------------------------
Precision Castparts Corp.                                     10,472               624,655
===========================================================================================
                                                                                 1,834,902
===========================================================================================

AIR FREIGHT & LOGISTICS--0.59%

EGL, Inc.(a)                                                  13,436               589,975
===========================================================================================

AIRLINES--0.67%

Continental Airlines,
  Inc.-Class B(a)                                             10,859               286,026
-------------------------------------------------------------------------------------------
US Airways Group, Inc.(a)                                      8,225               375,800
===========================================================================================
                                                                                   661,826
===========================================================================================

APPAREL RETAIL--6.40%

American Eagle Outfitters, Inc.                               21,790               716,019
-------------------------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                                     23,929               982,525
-------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                             3,591               142,563
-------------------------------------------------------------------------------------------
Cato Corp. (The)-Class A                                      45,308             1,101,891
-------------------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                           4,993               113,091
-------------------------------------------------------------------------------------------
Dress Barn, Inc. (The)(a)                                     87,618             1,890,796
-------------------------------------------------------------------------------------------
DSW Inc.-Class A (a)                                           6,790               233,101
-------------------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                       20,415               684,311
-------------------------------------------------------------------------------------------
Shoe Carnival, Inc.(a)                                         7,000               153,930
-------------------------------------------------------------------------------------------
Tween Brands, Inc.(a)                                          9,367               348,640
===========================================================================================
                                                                                 6,366,867
===========================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.35%

Phillips-Van Heusen Corp.                                      9,747               346,311
===========================================================================================

APPLICATION SOFTWARE--2.75%

Ansoft Corp.(a)                                               23,556               489,494
-------------------------------------------------------------------------------------------
FactSet Research Systems Inc.                                 25,722             1,129,196
-------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                25,228               778,788
-------------------------------------------------------------------------------------------
Mentor Graphics Corp.(a)                                      14,759               203,379
-------------------------------------------------------------------------------------------
Sonic Solutions(a)                                             9,340               132,721
===========================================================================================
                                                                                 2,733,578
===========================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.82%

Nuveen Investments-Class A                                    27,025             1,283,417
-------------------------------------------------------------------------------------------
Patriot Capital Funding Inc.                                  33,246               379,669
-------------------------------------------------------------------------------------------
U.S. Global Investors,
  Inc.-Class A(a)                                              7,309               143,330
===========================================================================================
                                                                                 1,806,416
===========================================================================================

AUTO PARTS & EQUIPMENT--0.24%

Aftermarket Technology Corp.(a)                               10,818               236,481
===========================================================================================

AUTOMOTIVE RETAIL--1.34%

Group 1 Automotive, Inc.                                      21,665             1,328,498
===========================================================================================

BIOTECHNOLOGY--0.79%

Alkermes, Inc.(a)                                             13,316               228,503
-------------------------------------------------------------------------------------------
ImClone Systems Inc.(a)                                       11,053               359,222
-------------------------------------------------------------------------------------------
Savient Pharmaceuticals Inc.(a)                               34,418               203,066
===========================================================================================
                                                                                   790,791
===========================================================================================

CASINOS & GAMING--0.39%

Dover Downs Gaming &
  Entertainment, Inc.                                         24,060               386,163
===========================================================================================

CATALOG RETAIL--0.40%

Blair Corp.                                                   16,201               395,628
===========================================================================================

COAL & CONSUMABLE FUELS--1.02%

Peabody Energy Corp.                                          20,261             1,011,024
===========================================================================================

COMMERCIAL PRINTING--1.08%

Harland (John H.) Co.                                         27,292             1,072,849
===========================================================================================

COMMODITY CHEMICALS--1.33%

Lyondell Chemical Co.                                         41,558               925,497
-------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                       14,620               400,588
===========================================================================================
                                                                                 1,326,085
===========================================================================================

COMMUNICATIONS EQUIPMENT--3.04%

EMS Technologies, Inc.(a)                                     19,841               305,551
-------------------------------------------------------------------------------------------
Harris Corp.                                                  26,421             1,203,477
-------------------------------------------------------------------------------------------
Loral Space & Communications
  Inc.(a)                                                     18,054               498,471
-------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                 22,187               782,314
-------------------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                            28,472               236,602
===========================================================================================
                                                                                 3,026,415
===========================================================================================

COMPUTER HARDWARE--0.99%

Hewlett-Packard Co.                                           30,730               980,594
===========================================================================================

COMPUTER STORAGE & PERIPHERALS--0.77%

Komag, Inc.(a)                                                10,527               403,289
-------------------------------------------------------------------------------------------
Western Digital Corp.(a)                                      20,707               363,201
===========================================================================================
                                                                                   766,490
===========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.94%

Cummins Inc.                                                  16,505             1,931,085
===========================================================================================

CONSTRUCTION MATERIALS--1.09%

Eagle Materials Inc.                                          10,698               384,700
-------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                8,657               697,062
===========================================================================================
                                                                                 1,081,762
===========================================================================================

AIM OPPORTUNITIES II FUND


                                                              SHARES               VALUE
-------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.28%

ASTA Funding, Inc.                                             4,050       $       135,230
-------------------------------------------------------------------------------------------
Rewards Network Inc.(a)                                       32,977               148,396
===========================================================================================
                                                                                   283,626
===========================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.68%

Computer Sciences Corp.(a)                                     4,481               234,759
-------------------------------------------------------------------------------------------
Global Payments Inc.                                          26,529             1,128,544
-------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                  6,255               191,716
-------------------------------------------------------------------------------------------
Paychex, Inc.                                                 32,598             1,114,200
===========================================================================================
                                                                                 2,669,219
===========================================================================================

DEPARTMENT STORES--0.27%

Nordstrom, Inc.                                                7,970               273,371
===========================================================================================

DIVERSIFIED CHEMICALS--5.73%

Ashland Inc.                                                  58,824             3,912,384
-------------------------------------------------------------------------------------------
Eastman Chemical Co.                                          35,997             1,786,531
===========================================================================================
                                                                                 5,698,915
===========================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.07%

CBIZ, Inc.(a)                                                 19,986               147,496
-------------------------------------------------------------------------------------------
Corporate Executive Board Co.
  (The)                                                       17,441             1,639,454
-------------------------------------------------------------------------------------------
Geo Group Inc. (The)(a)                                        6,590               271,640
===========================================================================================
                                                                                 2,058,590
===========================================================================================

ELECTRIC UTILITIES--2.53%

Allegheny Energy, Inc.(a)                                     25,161             1,032,859
-------------------------------------------------------------------------------------------
Cleco Corp.                                                   59,961             1,482,236
===========================================================================================
                                                                                 2,515,095
===========================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.16%

Plexus Corp.(a)                                                6,526               162,628
===========================================================================================

FOREST PRODUCTS--0.16%

Deltic Timber Corp.                                            3,247               160,337
===========================================================================================

GAS UTILITIES--4.83%

Equitable Resources, Inc.                                     38,831             1,398,304
-------------------------------------------------------------------------------------------
Questar Corp.                                                 38,452             3,406,847
===========================================================================================
                                                                                 4,805,151
===========================================================================================

GENERAL MERCHANDISE STORES--0.42%

Conn's, Inc.(a)                                               16,315               419,622
===========================================================================================

HEALTH CARE EQUIPMENT--0.94%

Biosite Inc.(a)                                                9,428               367,503
-------------------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                   3,099               153,896
-------------------------------------------------------------------------------------------
SurModics, Inc.(a)                                             7,426               265,480
-------------------------------------------------------------------------------------------
Zoll Medical Corp.(a)                                          4,167               146,512
===========================================================================================
                                                                                   933,391
===========================================================================================

HEALTH CARE SUPPLIES--0.39%

Immucor, Inc.(a)                                              19,296               384,183
===========================================================================================

HEALTH CARE TECHNOLOGY--0.52%

Computer Programs and Systems,
  Inc.                                                        13,906               512,992
===========================================================================================

HOMEBUILDING--1.18%

Cavco Industries, Inc.(a)                                     20,885               683,984
-------------------------------------------------------------------------------------------
Centex Corp.                                                  10,258               485,306
===========================================================================================
                                                                                 1,169,290
===========================================================================================

HOMEFURNISHING RETAIL--0.51%

Haverty Furniture Companies,
  Inc.                                                        22,788               351,163
-------------------------------------------------------------------------------------------
Select Comfort Corp.(a)                                        7,783               156,828
===========================================================================================
                                                                                   507,991
===========================================================================================

HOTELS, RESORTS & CRUISE LINES--1.62%

Choice Hotels International,
  Inc.                                                        28,596             1,218,761
-------------------------------------------------------------------------------------------
Red Lion Hotels Corp.(a)                                      40,000               388,400
===========================================================================================
                                                                                 1,607,161
===========================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.23%

Volt Information Sciences,
  Inc.(a)                                                      5,522               234,133
===========================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.31%

TXU Corp.                                                     20,309             1,304,447
===========================================================================================

INDUSTRIAL CONGLOMERATES--1.14%

3M Co.                                                        16,084             1,132,314
===========================================================================================

INDUSTRIAL MACHINERY--3.66%

Eaton Corp.                                                   30,940             1,983,254
-------------------------------------------------------------------------------------------
Graco Inc.                                                     9,469               372,037
-------------------------------------------------------------------------------------------
IDEX Corp.                                                     8,182               355,508
-------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                               10,176               364,301
-------------------------------------------------------------------------------------------
Nordson Corp.                                                  9,419               428,564
-------------------------------------------------------------------------------------------
Timken Co. (The)                                               4,203               135,337
===========================================================================================
                                                                                 3,639,001
===========================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.54%

CenturyTel, Inc.                                              44,484             1,715,748
-------------------------------------------------------------------------------------------
Verizon Communications Inc.                                   23,973               810,767
===========================================================================================
                                                                                 2,526,515
===========================================================================================

INTERNET SOFTWARE & SERVICES--0.99%

EarthLink, Inc.(a)                                            73,748               531,723
-------------------------------------------------------------------------------------------
Knot, Inc. (The)(a)                                           10,533               200,759
-------------------------------------------------------------------------------------------
United Online, Inc.                                           23,558               257,018
===========================================================================================
                                                                                   989,500
===========================================================================================

IT CONSULTING & OTHER SERVICES--0.72%

Accenture Ltd.-Class A                                        24,500               716,870
===========================================================================================

LIFE & HEALTH INSURANCE--1.32%

Principal Financial Group, Inc.                               11,461               618,894
-------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                     8,863               696,986
===========================================================================================
                                                                                 1,315,880
===========================================================================================

LIFE SCIENCES TOOLS & SERVICES--1.51%

Applera Corp.-Applied
  Biosystems Group                                            26,424               849,532
-------------------------------------------------------------------------------------------
Molecular Devices Corp.(a)                                     5,739               132,513
-------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES II FUND


                                                              SHARES               VALUE
-------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)

Techne Corp.(a)                                               10,364       $       514,987
===========================================================================================
                                                                                 1,497,032
===========================================================================================

MANAGED HEALTH CARE--4.70%

Aetna Inc.                                                    26,026               819,559
-------------------------------------------------------------------------------------------
AMERIGROUP Corp.(a)                                            6,835               198,898
-------------------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                                  8,578               452,061
-------------------------------------------------------------------------------------------
Humana Inc.(a)                                                15,326               857,183
-------------------------------------------------------------------------------------------
Molina Healthcare Inc.(a)                                     11,535               382,270
-------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                                9,401               405,935
-------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                       25,815             1,234,731
-------------------------------------------------------------------------------------------
WellCare Health Plans Inc.(a)                                  6,664               326,936
===========================================================================================
                                                                                 4,677,573
===========================================================================================

MARINE--2.04%

Overseas Shipholding Group, Inc.                              31,476             2,026,740
===========================================================================================

MULTI-UTILITIES--2.49%

MDU Resources Group, Inc.                                     72,088             1,776,969
-------------------------------------------------------------------------------------------
OGE Energy Corp.,                                              3,355               126,987
-------------------------------------------------------------------------------------------
PG&E Corp.                                                    13,622               567,765
===========================================================================================
                                                                                 2,471,721
===========================================================================================

OIL & GAS DRILLING--0.32%

ENSCO International Inc.                                       6,845               316,376
===========================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.53%

Grant Prideco, Inc.(a)                                        11,091               504,752
-------------------------------------------------------------------------------------------
Smith International, Inc.                                      9,032               402,556
-------------------------------------------------------------------------------------------
Tidewater Inc.                                                 6,890               328,722
-------------------------------------------------------------------------------------------
Trico Marine Services, Inc.(a)                                 7,928               290,561
===========================================================================================
                                                                                 1,526,591
===========================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.96%

Arena Resources, Inc.(a)                                      18,869               698,153
-------------------------------------------------------------------------------------------
CREDO Petroleum Corp.(a)                                       6,989               146,839
-------------------------------------------------------------------------------------------
Harvest Natural Resources,
  Inc.(a)                                                     22,204               310,634
-------------------------------------------------------------------------------------------
Penn Virginia Corp.                                            7,107               485,124
-------------------------------------------------------------------------------------------
VAALCO Energy, Inc.(a)                                        33,897               308,123
===========================================================================================
                                                                                 1,948,873
===========================================================================================

OIL & GAS STORAGE & TRANSPORTATION--4.23%

Energy Transfer Partners, L.P.                                29,269             1,287,836
-------------------------------------------------------------------------------------------
OMI Corp.                                                     25,135               554,478
-------------------------------------------------------------------------------------------
Suburban Propane Partners, L.P.                               70,952             2,359,864
===========================================================================================
                                                                                 4,202,178
===========================================================================================

PACKAGED FOODS & MEATS--0.94%

Premium Standard Farms, Inc.                                  21,297               359,919
-------------------------------------------------------------------------------------------
Seaboard Corp.                                                   503               573,420
===========================================================================================
                                                                                   933,339
===========================================================================================

PHARMACEUTICALS--0.39%

CNS, Inc.                                                     11,291               256,531
-------------------------------------------------------------------------------------------
New River Pharmaceuticals
  Inc.(a)                                                      5,202               127,137
===========================================================================================
                                                                                   383,668
===========================================================================================

PROPERTY & CASUALTY INSURANCE--7.69%

21st Century Holding Co.                                      26,761               342,809
-------------------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                    9,448               785,223
-------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                                 10,182               393,534
-------------------------------------------------------------------------------------------
Harleysville Group Inc.                                        6,274               199,074
-------------------------------------------------------------------------------------------
MBIA Inc.                                                     15,315               900,675
-------------------------------------------------------------------------------------------
Mercer Insurance Group, Inc.                                  43,370               863,063
-------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                  56,332             2,988,976
-------------------------------------------------------------------------------------------
Seabright Insurance Holdings(a)                               27,243               354,159
-------------------------------------------------------------------------------------------
W. R. Berkley Corp.                                           17,905               644,580
-------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                4,342               173,593
===========================================================================================
                                                                                 7,645,686
===========================================================================================

PUBLISHING--1.22%

McGraw-Hill Cos., Inc. (The)                                  21,467             1,208,592
===========================================================================================

RAILROADS--0.89%

Burlington Northern Santa Fe
  Corp.                                                        5,638               388,515
-------------------------------------------------------------------------------------------
CSX Corp.                                                      8,140               493,935
===========================================================================================
                                                                                   882,450
===========================================================================================

REGIONAL BANKS--3.62%

Columbia Banking System, Inc.                                 36,048             1,125,779
-------------------------------------------------------------------------------------------
First BanCorp.                                                48,880               463,871
-------------------------------------------------------------------------------------------
First Community Bancorp                                       16,115               884,391
-------------------------------------------------------------------------------------------
R&G Financial Corp.-Class B
  (Puerto Rico)                                               72,476               601,551
-------------------------------------------------------------------------------------------
TriCo Bancshares                                              20,913               519,270
===========================================================================================
                                                                                 3,594,862
===========================================================================================

REINSURANCE--0.94%

IPC Holdings, Ltd.                                            32,456               933,110
===========================================================================================

RESTAURANTS--0.39%

Bob Evans Farms, Inc.                                         13,954               384,293
===========================================================================================

SEMICONDUCTOR EQUIPMENT--1.17%

Lam Research Corp.(a)                                         27,876             1,159,363
===========================================================================================

SEMICONDUCTORS--2.62%

Advanced Micro Devices, Inc.(a)                                9,331               180,928
-------------------------------------------------------------------------------------------
Altera Corp.(a)                                               12,784               221,291
-------------------------------------------------------------------------------------------
Hittite Microwave Corp.(a)                                     3,753               152,935
-------------------------------------------------------------------------------------------
Intel Corp.                                                   12,295               221,310
-------------------------------------------------------------------------------------------
Linear Technology Corp.                                       23,328               754,661
-------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                7,988               234,687
-------------------------------------------------------------------------------------------
Microchip Technology Inc.                                     14,379               463,867
-------------------------------------------------------------------------------------------
National Semiconductor Corp.                                  16,151               375,672
===========================================================================================
                                                                                 2,605,351
===========================================================================================

SPECIALIZED CONSUMER SERVICES--1.42%

Jackson Hewitt Tax Service Inc.                               41,283             1,408,989
===========================================================================================

SPECIALIZED FINANCE--1.56%

Medallion Financial Corp.                                     16,319               199,745
-------------------------------------------------------------------------------------------
Moody's Corp.                                                 24,598             1,349,938
===========================================================================================
                                                                                 1,549,683
===========================================================================================

STEEL--4.15%

Chaparral Steel Co.(a)                                         1,664               116,796
-------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES II FUND


                                                              SHARES               VALUE
-------------------------------------------------------------------------------------------
STEEL--(CONTINUED)

Commercial Metals Co.                                         39,218       $       889,856
-------------------------------------------------------------------------------------------
Great Northern Iron Ore
  Properties                                                   9,843             1,104,877
-------------------------------------------------------------------------------------------
Mesabi Trust                                                  63,369             1,215,417
-------------------------------------------------------------------------------------------
Nucor Corp.                                                    3,147               167,326
-------------------------------------------------------------------------------------------
Olympic Steel, Inc.                                            6,889               242,286
-------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                           6,774               393,028
===========================================================================================
                                                                                 4,129,586
===========================================================================================

SYSTEMS SOFTWARE--0.24%

BMC Software, Inc.(a)                                         10,421               244,060
===========================================================================================

TECHNOLOGY DISTRIBUTORS--0.26%

SYNNEX Corp.(a)                                               12,470               256,633
===========================================================================================

THRIFTS & MORTGAGE FINANCE--5.65%

Corus Bankshares, Inc.                                        18,500               427,165
-------------------------------------------------------------------------------------------
Downey Financial Corp.                                        13,616               903,422
-------------------------------------------------------------------------------------------
First Niagara Financial Group,
  Inc.                                                        87,195             1,275,663
-------------------------------------------------------------------------------------------
Fremont General Corp.                                         12,149               215,645
-------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                2,069                91,491
-------------------------------------------------------------------------------------------
MGIC Investment Corp.                                          4,618               262,810
-------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                         35,687             1,515,270
-------------------------------------------------------------------------------------------
Radian Group Inc.                                             15,057               926,457
===========================================================================================
                                                                                 5,617,923
===========================================================================================

TOBACCO--0.92%

Reynolds American Inc.                                         6,398               811,138
-------------------------------------------------------------------------------------------
UST Inc.                                                       2,012               101,707
===========================================================================================
                                                                                   912,845
===========================================================================================

TRUCKING--1.92%

Con-way Inc.                                                  29,645             1,466,835
-------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services,
  Inc.                                                        21,606               444,435
===========================================================================================
                                                                                 1,911,270
===========================================================================================
    Total Common Stocks & Other Equity Interests
      (Cost $115,867,996)                                                      119,122,749
===========================================================================================

MONEY MARKET FUNDS--5.15%

Liquid Assets
  Portfolio-Institutional Class
  (b)                                                      2,558,946             2,558,946
-------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(b)                                                 2,558,946             2,558,946
===========================================================================================
    Total Money Market Funds                                                     5,117,892
      (Cost $5,117,892)
===========================================================================================
TOTAL INVESTMENTS--124.97%
  (Cost $120,985,888)                                                          124,240,641
===========================================================================================
OTHER ASSETS LESS LIABILITIES--(24.97)%                                       (24,822,650)
===========================================================================================
NET ASSETS--100.00%                                                        $    99,417,991
___________________________________________________________________________________________
===========================================================================================


SECURITIES SOLD SHORT

COMMON STOCKS--23.98%(c)

AEROSPACE & DEFENSE--0.59%

L-3 Communications Holdings,
  Inc.                                                         7,900               581,835
===========================================================================================

COMPUTER HARDWARE--1.30%

Diebold, Inc.                                                 32,100             1,296,840
===========================================================================================

CONSTRUCTION & ENGINEERING--0.87%

Fluor Corp.                                                    9,900               869,517
===========================================================================================

CONSUMER FINANCE--1.60%

Nelnet, Inc.-Class A(a)                                       12,600               386,442
-------------------------------------------------------------------------------------------
SLM Corp.                                                     23,900             1,202,170
===========================================================================================
                                                                                 1,588,612
===========================================================================================

ELECTRIC UTILITIES--3.19%

Northeast Utilities                                          141,800             3,176,320
===========================================================================================

GAS UTILITIES--3.51%

Peoples Energy Corp.                                          82,600             3,486,546
===========================================================================================

HEALTH CARE FACILITIES--1.17%

LifePoint Hospitals, Inc.                                     16,600               559,254
-------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                         15,400               600,138
===========================================================================================
                                                                                 1,159,392
===========================================================================================

HEALTH CARE SERVICES--2.07%

DaVita, Inc.                                                  41,100             2,055,822
===========================================================================================

HOMEBUILDING--1.51%

Levitt Corp.-Class A                                          87,000               969,180
-------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                         12,100               527,923
===========================================================================================
                                                                                 1,497,103
===========================================================================================

INVESTMENT BANKING & BROKERAGE--0.84%

Stifel Financial Corp.                                        25,200               836,640
===========================================================================================

IT CONSULTING & OTHER SERVICES--2.81%

BearingPoint, Inc.                                           115,600               924,800
-------------------------------------------------------------------------------------------
SRA International, Inc.-Class A                               55,700             1,347,383
-------------------------------------------------------------------------------------------
Unisys Corp.                                                 101,800               521,216
===========================================================================================
                                                                                 2,793,399
===========================================================================================

OIL & GAS REFINING & MARKETING--0.24%

World Fuel Services Corp.                                      5,100               241,332
===========================================================================================

PAPER PACKAGING--1.86%

Packaging Corp. of America                                    80,800             1,852,744
===========================================================================================

PUBLISHING--0.71%

Dow Jones & Co., Inc.                                         20,100               704,304
===========================================================================================

RAILROADS--0.96%

Kansas City Southern                                          38,600               950,332
===========================================================================================

REGIONAL BANKS--0.75%

Signature Bank                                                23,300               748,629
===========================================================================================
    Total Securities Sold Short
      (Cost $24,494,001)                                                   $    23,839,367
===========================================================================================

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $26,363,155 which represents 110.59% of the value of securities sold short.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES II FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM OPPORTUNITIES II FUND

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

            The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM OPPORTUNITIES II FUND

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

                                                             CHANGE IN
                                                             UNREALIZED                            REALIZED
                    VALUE       PURCHASES     PROCEEDS      APPRECIATION      VALUE     DIVIDEND     GAIN
FUND               10/31/05      AT COST     FROM SALES    (DEPRECIATION)   07/31/06     INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets   $2,237,536    $22,817,400  $(22,495,990)         $--       $2,558,946   $ 75,144     $--
Portfolio -
Institutional
Class
-----------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                   --      4,545,840    (1,986,894)          --        2,558,946     11,393      --
-----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class            2,237,536     20,249,025   (22,486,561)          --               --     64,110      --
===========================================================================================================
TOTAL           $4,475,072    $47,612,265  $(46,969,445)         $--       $5,117,892   $150,647     $--
____________________________________________________________________________________________________________
============================================================================================================

AIM OPPORTUNITIES II FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $124,323,745 and $168,730,833, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                 $ 9,816,503
---------------------------------------------------------------------------------------
     Securities sold short                                                   1,575,690
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                  (6,561,750)
---------------------------------------------------------------------------------------
     Securities sold short                                                    (921,056)
=======================================================================================
Net unrealized appreciation of investment securities                       $ 3,909,387
_______________________________________________________________________________________
=======================================================================================

Investments have the same cost for tax and financial statement purposes.

Proceeds from securities sold short is the same for tax and financial statement purposes.

                           AIM OPPORTUNITIES III FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--




AIMinvestments.com                 OPP3-QTR-1   7/06        A I M Advisors, Inc.

AIM OPPORTUNITIES III FUND


SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES                 VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS--120.71%

ADVERTISING--0.20%

Omnicom Group Inc.                                        1,486          $      131,526
========================================================================================

AEROSPACE & DEFENSE--3.04%

Boeing Co. (The)                                          6,060                 469,165
----------------------------------------------------------------------------------------
General Dynamics Corp.                                   12,476                 836,142
----------------------------------------------------------------------------------------
Lockheed Martin Corp.                                     8,186                 652,260
========================================================================================
                                                                              1,957,567
========================================================================================

AIR FREIGHT & LOGISTICS--1.42%

FedEx Corp.                                               1,859                 194,656
----------------------------------------------------------------------------------------
United Parcel Service,
  Inc.-Class B                                           10,426                 718,456
========================================================================================
                                                                                913,112
========================================================================================

APPAREL RETAIL--1.52%

Buckle, Inc. (The)                                        7,945                 315,416
----------------------------------------------------------------------------------------
Cato Corp. (The)-Class A                                 17,225                 418,912
----------------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                   7,411                 248,417
========================================================================================
                                                                                982,745
========================================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS--0.75%

Phillips-Van Heusen Corp.                                13,627                 484,167
========================================================================================

APPLICATION SOFTWARE--0.76%

FactSet Research Systems Inc.                             5,246                 230,300
----------------------------------------------------------------------------------------
Intuit Inc.(a)                                            8,336                 257,332
========================================================================================
                                                                                487,632
========================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--1.19%

MCG Capital Corp.                                        35,589                 579,745
----------------------------------------------------------------------------------------
Nuveen Investments-Class A                                3,929                 186,588
========================================================================================
                                                                                766,333
========================================================================================

AUTOMOTIVE RETAIL--0.53%

Group 1 Automotive, Inc.                                  5,627                 345,048
========================================================================================

BIOTECHNOLOGY--0.87%

Gilead Sciences, Inc.(a)                                  6,886                 423,351
----------------------------------------------------------------------------------------
ImClone Systems Inc.(a)                                   4,188                 136,110
========================================================================================
                                                                                559,461
========================================================================================

CASINOS & GAMING--0.29%

Dover Downs Gaming &
  Entertainment, Inc.                                    11,593                 186,068
========================================================================================

CATALOG RETAIL--0.65%

Blair Corp.                                              17,093                 417,411
========================================================================================

COAL & CONSUMABLE FUELS--0.20%

Peabody Energy Corp.                                      2,582                 128,842
========================================================================================

COMMERCIAL PRINTING--0.36%

Harland (John H.) Co.                                     5,891                 231,575
========================================================================================

COMMODITY CHEMICALS--0.92%

Lyondell Chemical Co.                                    17,717                 394,558
----------------------------------------------------------------------------------------
Westlake Chemical Corp.                                   7,296                 199,910
========================================================================================
                                                                                594,468
========================================================================================

COMMUNICATIONS EQUIPMENT--3.76%

Cisco Systems, Inc.(a)                                   44,312                 790,969
----------------------------------------------------------------------------------------
Corning Inc.(a)                                          15,268                 291,161
----------------------------------------------------------------------------------------
EMS Technologies, Inc.(a)                                20,956                 322,723
----------------------------------------------------------------------------------------
Motorola, Inc.                                            9,058                 206,160
----------------------------------------------------------------------------------------
QUALCOMM Inc.                                            23,055                 812,919
========================================================================================
                                                                              2,423,932
========================================================================================

COMPUTER & ELECTRONICS RETAIL--0.18%

Best Buy Co., Inc.                                        2,578                 116,887
========================================================================================

COMPUTER HARDWARE--3.31%

Apple Computer, Inc.(a)                                   5,233                 355,635
----------------------------------------------------------------------------------------
Hewlett-Packard Co.                                      38,003               1,212,676
----------------------------------------------------------------------------------------
International Business Machines
  Corp.                                                   7,272                 562,925
========================================================================================
                                                                              2,131,236
========================================================================================

COMPUTER STORAGE & PERIPHERALS--0.21%

Komag, Inc.(a)                                            3,516                 134,698
========================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.34%

Caterpillar Inc.                                          4,933                 349,602
----------------------------------------------------------------------------------------
Cummins Inc.                                              4,395                 514,215
========================================================================================
                                                                                863,817
========================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.10%

Global Payments Inc.                                      3,977                 169,181
----------------------------------------------------------------------------------------
Paychex, Inc.                                            15,710                 536,968
========================================================================================
                                                                                706,149
========================================================================================

DEPARTMENT STORES--1.39%

J.C. Penney Co., Inc.                                     6,329                 398,474
----------------------------------------------------------------------------------------
Kohl's Corp.(a)                                           5,908                 334,570
----------------------------------------------------------------------------------------
Nordstrom, Inc.                                           4,790                 164,297
========================================================================================
                                                                                897,341
========================================================================================

DIVERSIFIED BANKS--1.13%

U.S. Bancorp                                             22,705                 726,560
========================================================================================

AIM OPPORTUNITIES III FUND

                                                         SHARES                 VALUE
----------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--2.90%

Ashland Inc.                                             10,223          $      679,932
----------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                   17,007                 588,102
----------------------------------------------------------------------------------------
Eastman Chemical Co.                                     12,072                 599,133
========================================================================================
                                                                              1,867,167
========================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--0.26%

Corporate Executive Board Co.
  (The)                                                   1,768                 166,192
========================================================================================

DRUG RETAIL--0.20%

Walgreen Co.                                              2,738                 128,084
========================================================================================

ELECTRIC UTILITIES--2.93%

Allegheny Energy, Inc.(a)                                 6,682                 274,296
----------------------------------------------------------------------------------------
Cleco Corp.                                              24,524                 606,233
----------------------------------------------------------------------------------------
FirstEnergy Corp.                                        18,006               1,008,336
========================================================================================
                                                                              1,888,865
========================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT--0.50%

Emerson Electric Co.                                      4,083                 322,230
========================================================================================

FOOD DISTRIBUTORS--0.85%

Performance Food Group Co.(a)                            19,615                 546,670
========================================================================================

FOOD RETAIL--0.21%

Great Atlantic & Pacific Tea
  Co., Inc. (The)                                         5,649                 134,164
========================================================================================

FOOTWEAR--0.48%

NIKE, Inc.-Class B                                        3,891                 307,389
========================================================================================

GAS UTILITIES--1.79%

Equitable Resources, Inc.                                12,970                 467,049
----------------------------------------------------------------------------------------
Questar Corp.                                             5,628                 498,641
----------------------------------------------------------------------------------------
South Jersey Industries, Inc.                             6,355                 188,553
========================================================================================
                                                                              1,154,243
========================================================================================

HEALTH CARE DISTRIBUTORS--0.27%

McKesson Corp.                                            3,447                 173,694
========================================================================================

HEALTH CARE EQUIPMENT--2.79%

Becton, Dickinson and Co.                                11,370                 749,510
----------------------------------------------------------------------------------------
Biosite Inc.(a)                                           4,558                 177,671
----------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                               3,031                 268,244
----------------------------------------------------------------------------------------
SurModics, Inc.(a)                                        6,738                 240,884
----------------------------------------------------------------------------------------
Zoll Medical Corp.(a)                                    10,246                 360,249
========================================================================================
                                                                              1,796,558
========================================================================================

HOME IMPROVEMENT RETAIL--1.13%

Home Depot, Inc. (The)                                    6,397                 222,040
----------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                        17,770                 503,779
========================================================================================
                                                                                725,819
========================================================================================

HOMEBUILDING--0.68%

Cavco Industries, Inc.(a)                                 7,020                 229,905
----------------------------------------------------------------------------------------
Centex Corp.                                              4,467                 211,334
========================================================================================
                                                                                441,239
========================================================================================

HOTELS, RESORTS & CRUISE LINES--0.60%

Choice Hotels International,
  Inc.                                                    9,088                 387,331
========================================================================================

HYPERMARKETS & SUPER CENTERS--0.79%

Wal-Mart Stores, Inc.                                    11,396                 507,122
========================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--1.29%

TXU Corp.                                                12,964                 832,678
========================================================================================

INDUSTRIAL CONGLOMERATES--4.17%

3M Co.                                                   28,670               2,018,368
----------------------------------------------------------------------------------------
General Electric Co.                                     11,358                 371,293
----------------------------------------------------------------------------------------
Tyco International Ltd.                                  11,347                 296,043
========================================================================================
                                                                              2,685,704
========================================================================================

INDUSTRIAL MACHINERY--2.19%

Danaher Corp.                                             5,197                 338,845
----------------------------------------------------------------------------------------
Eaton Corp.                                               9,729                 623,629
----------------------------------------------------------------------------------------
IDEX Corp.                                                2,665                 115,794
----------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                  7,270                 332,457
========================================================================================
                                                                              1,410,725
========================================================================================

INTEGRATED OIL & GAS--6.22%

ConocoPhillips                                            6,292                 431,883
----------------------------------------------------------------------------------------
Exxon Mobil Corp.                                        41,959               2,842,302
----------------------------------------------------------------------------------------
Marathon Oil Corp.                                        1,453                 131,700
----------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                5,617                 605,232
========================================================================================
                                                                              4,011,117
========================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.85%

CenturyTel, Inc.                                          7,886                 304,163
----------------------------------------------------------------------------------------
Verizon Communications Inc.                              45,394               1,535,225
========================================================================================
                                                                              1,839,388
========================================================================================

INTERNET SOFTWARE & SERVICES--1.07%

EarthLink, Inc.(a)                                       22,665                 163,415
----------------------------------------------------------------------------------------
eBay Inc.(a)                                             10,229                 246,212
----------------------------------------------------------------------------------------
Google Inc.-Class A(a)                                      730                 282,218
========================================================================================
                                                                                691,845
========================================================================================

INVESTMENT BANKING & BROKERAGE--3.87%

Goldman Sachs Group, Inc. (The)                           5,205                 795,064
----------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                            10,964                 712,112
----------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 4,960                 361,187
----------------------------------------------------------------------------------------
Morgan Stanley                                            9,419                 626,363
========================================================================================
                                                                              2,494,726
========================================================================================

IT CONSULTING & OTHER SERVICES--0.76%

Accenture Ltd.-Class A                                   16,814                 491,978
========================================================================================

LIFE & HEALTH INSURANCE--3.32%

Principal Financial Group, Inc.                          13,901                 750,654
----------------------------------------------------------------------------------------
Prudential Financial, Inc.                               17,642               1,387,367
========================================================================================
                                                                              2,138,021
========================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES III FUND



                                                         SHARES                 VALUE
----------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--0.76%

Applera Corp.-Applied
  Biosystems Group                                       15,248          $      490,223
========================================================================================

MANAGED HEALTH CARE--4.07%

Aetna Inc.                                               16,864                 531,047
----------------------------------------------------------------------------------------
Humana Inc.(a)                                            6,506                 363,881
----------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                           2,509                 108,339
----------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  33,824               1,617,802
========================================================================================
                                                                              2,621,069
========================================================================================

MARINE--1.16%

Overseas Shipholding Group, Inc.                         11,572                 745,121
========================================================================================

MOVIES & ENTERTAINMENT--0.92%

Time Warner Inc.                                         18,810                 310,365
----------------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                                    3,344                 116,538
----------------------------------------------------------------------------------------
Walt Disney Co. (The)                                     5,545                 164,631
========================================================================================
                                                                                591,534
========================================================================================

MULTI-LINE INSURANCE--0.70%

American International Group,
  Inc.                                                    4,690                 284,542
----------------------------------------------------------------------------------------
Hartford Financial Services
  Group, Inc. (The)                                       2,002                 169,850
========================================================================================
                                                                                454,392
========================================================================================

MULTI-UTILITIES--1.71%

Duke Energy Corp.                                         8,811                 267,150
----------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                21,276                 524,453
----------------------------------------------------------------------------------------
PG&E Corp.                                                7,414                 309,015
========================================================================================
                                                                              1,100,618
========================================================================================

OIL & GAS DRILLING--0.44%

Transocean Inc.(a)                                        3,683                 284,438
========================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.34%

Baker Hughes Inc.                                         2,781                 222,341
========================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION--1.18%

Apache Corp.                                              3,987                 280,964
----------------------------------------------------------------------------------------
Devon Energy Corp.                                        3,862                 249,640
----------------------------------------------------------------------------------------
Harvest Natural Resources,
  Inc.(a)                                                16,345                 228,666
========================================================================================
                                                                                759,270
========================================================================================

OIL & GAS STORAGE &
  TRANSPORTATION--2.04%

Energy Transfer Partners, L.P.                           11,772                 517,968
----------------------------------------------------------------------------------------
Suburban Propane Partners, L.P.                          24,031                 799,271
========================================================================================
                                                                              1,317,239
========================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--7.89%

Bank of America Corp.                                    49,460               2,548,674
----------------------------------------------------------------------------------------
Citigroup Inc.                                           26,651               1,287,510
----------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     27,405               1,250,216
========================================================================================
                                                                              5,086,400
========================================================================================

PACKAGED FOODS & MEATS--1.91%

Campbell Soup Co.                                        11,045                 405,130
----------------------------------------------------------------------------------------

General Mills, Inc.                                       3,653                 189,591
----------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                             18,430                 311,467
----------------------------------------------------------------------------------------
Seaboard Corp.                                              285                 324,900
========================================================================================
                                                                              1,231,088
========================================================================================

PHARMACEUTICALS--3.18%

Merck & Co. Inc.                                         27,359               1,101,747
----------------------------------------------------------------------------------------
Pfizer Inc.                                               8,856                 230,167
----------------------------------------------------------------------------------------
Wyeth                                                    14,770                 715,902
========================================================================================
                                                                              2,047,816
========================================================================================

PROPERTY & CASUALTY INSURANCE--3.47%

FPIC Insurance Group, Inc.(a)                             6,200                 239,630
----------------------------------------------------------------------------------------
MBIA Inc.                                                 6,062                 356,506
----------------------------------------------------------------------------------------
Mercer Insurance Group, Inc.                             27,304                 543,350
----------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                             15,086                 800,463
----------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.
  (The)                                                   6,549                 299,944
========================================================================================
                                                                              2,239,893
========================================================================================

PUBLISHING--3.39%

McGraw-Hill Cos., Inc. (The)                             38,802               2,184,553
========================================================================================

RAILROADS--1.30%

Burlington Northern Santa Fe
  Corp.                                                   2,749                 189,433
----------------------------------------------------------------------------------------
CSX Corp.                                                 5,113                 310,257
----------------------------------------------------------------------------------------
Norfolk Southern Corp.                                    7,862                 341,368
========================================================================================
                                                                                841,058
========================================================================================

REGIONAL BANKS--1.06%

First BanCorp.                                           22,325                 211,864
----------------------------------------------------------------------------------------
R&G Financial Corp.-Class B
  (Puerto Rico)                                          22,851                 189,663
----------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                      3,548                 279,831
========================================================================================
                                                                                681,358
========================================================================================

RESTAURANTS--1.16%

McDonald's Corp.                                         11,944                 422,698
----------------------------------------------------------------------------------------
Starbucks Corp.(a)                                        9,451                 323,791
========================================================================================
                                                                                746,489
========================================================================================

SEMICONDUCTORS--2.31%

Intel Corp.                                              40,847                 735,246
----------------------------------------------------------------------------------------
Linear Technology Corp.                                   6,613                 213,931
----------------------------------------------------------------------------------------
National Semiconductor Corp.                              5,249                 122,092
----------------------------------------------------------------------------------------
Texas Instruments Inc.                                   13,935                 414,984
========================================================================================
                                                                              1,486,253
========================================================================================

SOFT DRINKS--1.98%

Coca-Cola Co. (The)                                      21,978                 978,021
----------------------------------------------------------------------------------------
PepsiCo, Inc.                                             4,729                 299,724
========================================================================================
                                                                              1,277,745
========================================================================================

SPECIALIZED CONSUMER SERVICES--0.64%

Jackson Hewitt Tax Service Inc.                          12,140                 414,338
========================================================================================

SPECIALIZED FINANCE--3.09%

Chicago Mercantile Exchange
  Holdings Inc.                                             248                 114,378
----------------------------------------------------------------------------------------
CIT Group, Inc.                                           4,082                 187,405
----------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES III FUND



                                                         SHARES                 VALUE
----------------------------------------------------------------------------------------
SPECIALIZED FINANCE--(CONTINUED)

Medallion Financial Corp.                                11,675          $      142,902
----------------------------------------------------------------------------------------
Moody's Corp.                                            28,188               1,546,957
========================================================================================
                                                                              1,991,642
========================================================================================

STEEL--2.04%

Commercial Metals Co.                                    14,721                 334,019
----------------------------------------------------------------------------------------
Great Northern Iron Ore
  Properties                                              2,479                 278,268
----------------------------------------------------------------------------------------
Mesabi Trust                                             19,978                 383,178
----------------------------------------------------------------------------------------
Nucor Corp.                                               6,001                 319,073
========================================================================================
                                                                              1,314,538
========================================================================================

SYSTEMS SOFTWARE--0.84%

Microsoft Corp.                                          16,553                 397,769
----------------------------------------------------------------------------------------
Oracle Corp.(a)                                           9,720                 145,508
========================================================================================
                                                                                543,277
========================================================================================

THRIFTS & MORTGAGE FINANCE--2.46%

Beverly Hills Bancorp Inc.                               25,015                 226,886
----------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                    7,306                 168,696
----------------------------------------------------------------------------------------
Countrywide Financial Corp.                               8,594                 307,923
----------------------------------------------------------------------------------------
Downey Financial Corp.                                    6,503                 431,474
----------------------------------------------------------------------------------------
First Niagara Financial Group,
  Inc.                                                   19,217                 281,145
----------------------------------------------------------------------------------------
Fremont General Corp.                                     5,706                 101,281
----------------------------------------------------------------------------------------
Washington Mutual, Inc.                                   1,538                  68,749
========================================================================================
                                                                              1,586,154
========================================================================================

TOBACCO--2.92%

Altria Group, Inc.                                       12,259                 980,352
----------------------------------------------------------------------------------------
Reynolds American Inc.                                    7,104                 900,645
========================================================================================
                                                                              1,880,997
========================================================================================

TRUCKING--0.51%

Con-way Inc.                                              6,609                 327,013
========================================================================================
    Total Common Stocks                                                      77,796,381
      (Cost $74,896,673)
========================================================================================

MONEY MARKET FUNDS--2.37%

Liquid Assets
  Portfolio-Institutional Class
  (b)                                                   764,115                 764,115
----------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(b)                                              764,115                 764,115
========================================================================================
    Total Money Market Funds                                                  1,528,230
      (Cost $1,528,230)
========================================================================================
TOTAL INVESTMENTS--123.08%
  (Cost $76,424,903)                                                         79,324,611
========================================================================================
OTHER ASSETS LESS LIABILITIES--(23.08)%                                    (14,876,327)
========================================================================================
NET ASSETS--100.00%                                                      $   64,448,284
________________________________________________________________________________________
========================================================================================

SECURITIES SOLD SHORT
----------------------------------------------------------------------------------------

COMMON STOCKS--22.96%(c)

COMMERCIAL PRINTING--0.70%

Deluxe Corp.                                             26,700                 453,900
========================================================================================

COMPUTER & ELECTRONICS RETAIL--0.94%

RadioShack Corp.                                         37,300                 603,141
========================================================================================

COMPUTER HARDWARE--1.30%

Diebold, Inc.                                            20,800                 840,320
========================================================================================

CONSTRUCTION & ENGINEERING--1.09%

Fluor Corp.                                               8,000                 702,640
========================================================================================

CONSUMER FINANCE--2.14%

SLM Corp.                                                27,400               1,378,220
========================================================================================

GAS UTILITIES--2.32%

Peoples Energy Corp.                                     15,500                 654,255
----------------------------------------------------------------------------------------
WGL Holdings Inc.                                        28,100                 843,843
========================================================================================
                                                                              1,498,098
========================================================================================

HEALTH CARE EQUIPMENT--0.57%

Conor Medsystems, Inc.                                   13,200                 365,640
========================================================================================

HEALTH CARE FACILITIES--1.86%

LifePoint Hospitals, Inc.                                14,318                 482,373
----------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                   41,400                 245,088
----------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                    12,100                 471,537
========================================================================================
                                                                              1,198,998
========================================================================================

HEALTH CARE SERVICES--1.25%

DaVita, Inc.                                             16,100                 805,322
========================================================================================

HOMEBUILDING--1.36%

Levitt Corp.-Class A                                     30,600                 340,884
----------------------------------------------------------------------------------------
M/I Homes, Inc.                                          16,700                 538,074
========================================================================================
                                                                                878,958
========================================================================================

HOUSEWARES & SPECIALTIES--0.00%

CSS Industries, Inc.                                         47                   1,347
========================================================================================

IT CONSULTING & OTHER SERVICES--1.38%

BearingPoint, Inc.                                       43,500                 348,000
----------------------------------------------------------------------------------------
SRA International, Inc.-Class A                          22,500                 544,275
========================================================================================
                                                                                892,275
========================================================================================

LEISURE PRODUCTS--0.33%

MarineMax, Inc.                                          10,100                 212,605
========================================================================================

MULTI-UTILITIES--2.47%

Energy East Corp.                                        11,900                 289,527
----------------------------------------------------------------------------------------
NiSource Inc.                                            14,900                 338,975
----------------------------------------------------------------------------------------
PNM Resources Inc.                                        5,400                 144,774
----------------------------------------------------------------------------------------
TECO Energy, Inc.                                        51,200                 816,128
========================================================================================
                                                                              1,589,404
========================================================================================

PAPER PACKAGING--1.44%

Packaging Corp. of America                               29,800                 683,314
----------------------------------------------------------------------------------------
Temple-Inland Inc.                                        5,700                 242,478
========================================================================================
                                                                                925,792
========================================================================================

PUBLISHING--0.69%

Sun-Times Media Group,
  Inc.-Class A                                           54,499                 441,987
========================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES III FUND


                                                            SHARES            VALUE
----------------------------------------------------------------------------------------

RAILROADS--1.13%

Kansas City Southern                                     29,700          $      731,214
========================================================================================

REAL ESTATE MANAGEMENT &
  DEVELOPMENT--0.55%

Jones Lang LaSalle Inc.                                   4,300                 351,310
========================================================================================

REGIONAL BANKS--1.03%

Century Bancorp, Inc.-Class A                             6,400                 166,400
----------------------------------------------------------------------------------------
Signature Bank                                           15,500                 498,015
========================================================================================
                                                                                664,415
========================================================================================

TOBACCO--0.41%

Alliance One International, Inc.                         67,900                 266,847
========================================================================================
    Total Securities Sold Short                                              14,802,433
      (Proceeds $15,406,788)
________________________________________________________________________________________
========================================================================================

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $15,352,696 which represents 103.72% of the value of securities sold short.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM OPPORTUNITIES III FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM OPPORTUNITIES III FUND

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

            The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM OPPORTUNITIES III FUND


E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

                                                                    CHANGE IN
                                                                    UNREALIZED                                 REALIZED
                        VALUE        PURCHASES      PROCEEDS       APPRECIATION        VALUE      DIVIDEND      GAIN
FUND                   10/31/05       AT COST      FROM SALES     (DEPRECIATION)     07/31/06     INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets        $1,911,121    $13,357,332   $(14,504,338)           $--     $  764,115       $43,920       $--
Portfolio -
Institutional
Class
-----------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                        --      1,624,057       (859,942)            --        764,115         4,496        --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                 1,911,121     12,867,770    (14,778,891)            --             --        39,653        --
=======================================================================================================================
TOTAL                $3,822,242    $27,849,159   $(30,143,171)           $--     $1,528,230       $88,069       $--
_______________________________________________________________________________________________________________________
=======================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $57,953,086 and $89,842,797, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.



    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                  $ 6,221,186
----------------------------------------------------------------------------------------
     Securities sold short                                                    1,326,846
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                   (3,321,478)
----------------------------------------------------------------------------------------
     Securities sold short                                                     (722,491)
=======================================================================================
Net unrealized appreciation of investment securities                        $ 3,504,063
_______________________________________________________________________________________
=======================================================================================
Cost of investments is the same for tax and financial statement purposes.

Proceeds from securities sold short is the same for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.